UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         September 30, 2003

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       November 24, 2003

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:      $246,117,201.00



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


America Movil SA De CV         Spon ADR L Shs		 02364W105 24473 1059000Sh    Sole
1059000     0    0
Chinadotcom Corp       CL A	 G2108N109 714 86200Sh    Sole
86200    0    0
Grupo Televisa SA De CV       Sp ADR Rep Ord	 40049J206 20033 547500Sh    Sole
547500    0    0
Business Objects SA De CV       SPONSORED ADR	 12328X107 16454 659200Sh    Sole
659200    0    0
Silicone Precision Inds L        SPONSD ADR SPL	 827084864 1001 250900Sh    Sole
250900    0    0
AU Optronics Corp        SPONSORED ADR	 002255107 5252 411600Sh    Sole
411600    0    0
Kerzner International Ltd        Shs	 P6065Y107 1985 55800Sh    Sole
55800     0    0
Mobile Telesystems OJSC       Sponsored ADR	 607409109 26941 366300Sh    Sole
366300     0    0
Nortel Networks Corp New        Com	 656568102 75635 18447500Sh    Sole
18447500     0    0
Seagate Technology        Shs	 G7945J104 31753 1167400Sh    Sole
1167400    0    0
Sina Corp        Ord	 G81477104 8642 242000Sh    Sole
242000     0    0
Sohu Com Inc        Com	 83408W103 1537 49300Sh    Sole
49300    0    0
Stake Technology Ltd        Com	 852559103 695 75000Sh    Sole
75000    0    0
Taiwan Semi-ADR       Sponsored ADR	 874039100 31002 2862600Sh    Sole
2862600    0    0

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